Significant Accounting Policies and Recent Accounting Pronouncements, Impairment of Vessels (Details) - Vessel	Dec. 31, 2024	Dec. 31, 2023
Significant Accounting Policies and Recent Accounting Pronouncements [Abstract]
Number of impaired vessels	0	0